Subsequent Events - ISP Optics Corporation Acquisition (Details Narrative) - Subsequent Event [Member] - ISP Optics Corporation [Member]	Aug. 03, 2016 USD ($) $ / shares
Acquistion of shares	$ 18,000,000
Principal amount threshold of note payable - interest accrues	$ 2,700,000
Interest rate	10.00%
Default interest rate | $ / shares	$ .12
Number of months before interest accrues	15 months
Not Less Than [Member]
Cash payment required in business acquisition	$ 12,000,000
Aggregate note payable in business acquisition	$ 3,000,000